Other Post-Employment Benefits - Summary of statements of financial position (Detail) - Other Post Employment Benefits [Member]	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Statement [Line Items]
Defined benefit obligation	4.85%	4.70%
Current service cost	4.84%	4.81%
Interest cost on benefit obligation	4.79%	4.39%
Interest cost on current service cost	4.85%	4.80%
Health care cost immediate trend rate	4.90%	4.83%
Effective discount rate	4.70%	4.98%
Health care cost immediate trend rate	4.83%	4.76%
Health care cost ultimate trend rate	4.00%	4.00%
Year ultimate health care cost trend rate reached	2040 years	2040 years
Salary Increases per annum	2.00%	2.00%
Mortality	105	105